Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 05, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' capital
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 72.0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.23
Dividends paid, ordinary shares		$ 427.3	$ 388.1
Dividends paid, ordinary shares per share		$ 2.76	$ 2.72